July 6, 2012
ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI  53202-5306
414.271.2400 TEL
414.297.4900 FAX
www.foley.com

WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com EMAIL

CLIENT/MATTER NUMBER
060587-0103

Via Edgar

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 30549

Re:	FMI Mutual Funds, Inc. – Definitive Proxy Materials

Ladies and Gentlemen:

On behalf of FMI Mutual Funds, Inc., a Wisconsin corporation (the “Company”), we are hereby transmitting for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company’s definitive notice of special meeting, definitive proxy statement and definitive form of proxy (under the cover page required by Rule 14a-6(m) and Schedule 14A of the Exchange Act) for use in conjunction with a special meeting of shareholders of the FMI Provident Trust Strategy Fund (the “Fund”), the sole series of the Company (the “Special Meeting”).

The only substantive matters to be considered at the Special Meeting are: (1) the approval of a new investment advisory agreement; (2) the election of four directors to the Board of Directors; (3) the approval of changes to certain of the Fund’s fundamental investment limitations; and (4) an amendment to the Company’s articles of incorporation.

If you have any questions or comments regarding this filing, please call Peter D. Fetzer at (414) 297-5596.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

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